Consolidated Statements of Equity (USD $)	Total	Common Shares	Common Stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Equity attributable to noncontrolling interest
Balance at Dec. 31, 2009	$ (578,000,000)		$ 0	$ 602,000,000	$ (1,364,000,000)	$ 180,000,000	$ 4,000,000
Common Stock, Shares, Outstanding		100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocated Share-based Compensation Expense	2,000,000		0	2,000,000	0	0	0
Payments of Ordinary Dividends, Noncontrolling Interest	(1,000,000)		0	0	0	0	(1,000,000)
Dividends Declared	(1,000,000)	0	0	(1,000,000)	0	0	0
Net Income (Loss) Attributable to Momentive Performance Materials Inc	(64,000,000)		0	0	(64,000,000)	0	0
Net Income (Loss) Attributable to Noncontrolling Interest	(1,000,000)		0	0	0	0	(1,000,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	77,000,000		0	0	0	77,000,000	0
Other comprehensive income adjustments, net	(40,000,000)		0	0	0	40,000,000	0
Balance at Dec. 31, 2010	(604,000,000)		0	603,000,000	(1,428,000,000)	217,000,000	4,000,000
Common Stock, Shares, Outstanding		100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocated Share-based Compensation Expense	3,000,000		0	3,000,000	0	0	0
Payments of Ordinary Dividends, Noncontrolling Interest	0
Dividends Declared	(1,000,000)	0	0	(1,000,000)	0	0	0
Net Income (Loss) Attributable to Momentive Performance Materials Inc	(141,000,000)		0	0	(141,000,000)	0	0
Net Income (Loss) Attributable to Noncontrolling Interest	(1,000,000)		0	0	0	0	(1,000,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	26,000,000		0	0	0	26,000,000	0
Other comprehensive income adjustments, net	(15,000,000)		0	0	0	15,000,000	0
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	(5,000,000)		0	0	0	0	(5,000,000)
Balance at Dec. 31, 2011	(736,000,000)		0	605,000,000	(1,569,000,000)	228,000,000	0
Common Stock, Shares, Outstanding	100	100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocated Share-based Compensation Expense	1,000,000		0	1,000,000	0	0	0
Payments of Ordinary Dividends, Noncontrolling Interest	0
Net Income (Loss) Attributable to Momentive Performance Materials Inc	(365,000,000)		0	0	(365,000,000)	0	0
Net Income (Loss) Attributable to Noncontrolling Interest	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(29,000,000)		0	0	0	(29,000,000)	0
Other comprehensive income adjustments, net	(19,000,000)		0	0	0	19,000,000	0
Balance at Dec. 31, 2012	$ (1,148,000,000)		$ 0	$ 606,000,000	$ (1,934,000,000)	$ 180,000,000	$ 0